Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of assets and liabilities measured at fair value on a recurring basis
The carrying amounts and fair values of financial assets and liabilities, which are either Level 1 or Level 2 instruments, are as follows:

	January 31, 2022				January 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$102	$—	$—	$102
Private Warrants	—	7	—	7	—	—	—	—

Total assets	$102	$7	$—	$109	$102	$—	$—	$102